FORM 13F COVER PAGE


Report for Quarter Ended:  June 30, 2006
Institutional Investment Manager Filing this report:

Name:      Cook Michael W. Asset Management
Address:   6000 Poplar Avenue Suite 220
	   Memphis, TN 38119

13F File Number:  28-3489

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this report on behalf of reporting manager:

Name:      Andrew G. Taylor
Title:        President
Phone:      901-333-6980
Signature, Place, and Date of Signing:

	Andrew G. Taylor           Memphis, Tennessee             August 9, 2006

Report Type (Check only one.):

X 	13F HOLDINGS REPORT.

	13F NOTICE.

	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING
THIS REORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGCO Corporation               COM              001084102    58410  2219210 SH       SOLE                  2219210
Affiliated Managers Group      COM              008252108    47226   543518 SH       SOLE                   543518
America Svc Group              COM              02364L109    28954  1865562 SH       SOLE                  1865562
Andrew Corporation             COM              034425108    29227  3298733 SH       SOLE                  3298733
Caraustar Industries           COM              140909102    25323  2813714 SH       SOLE                  2813714
Cascade Corp.                  COM              147195101    34369   868995 SH       SOLE                   868995
Columbia Sportswear Co.        COM              198516106    30310   669677 SH       SOLE                   669677
Darling International          COM              237266101    30933  6828423 SH       SOLE                  6828423
Flowserve Corp.                COM              34354P105    55566   976558 SH       SOLE                   976558
Gainsco Inc.                   COM              363127200      248    29250 SH       SOLE                    29250
IDEX Corp.                     COM              45167R104     7041   149177 SH       SOLE                   149177
James River Coal Company       COM              470355207     8298   313237 SH       SOLE                   313237
Lubrizol Corporation           COM              549271104    39247   984860 SH       SOLE                   984860
Newfield Exploration Co.       COM              651290108    50168  1025083 SH       SOLE                  1025083
Newport Corp.                  COM              651824104    47975  2976099 SH       SOLE                  2976099
OGE Energy Corp.               COM              670837103    43389  1238614 SH       SOLE                  1238614
Pier 1 Imports Inc.            COM              720279108    15291  2190744 SH       SOLE                  2190744
Polaris Industries Inc.        COM              731068102    26459   611053 SH       SOLE                   611053
Quanex Corporation             COM              747620102    47848  1110937 SH       SOLE                  1110937
Russell 2000 Index Fund        COM              464287655    49177   685585 SH       SOLE                   685585
Smithfield Foods Inc.          COM              832248108    49135  1704302 SH       SOLE                  1704302
Sport-Haley Inc.               COM              848925103      466    97100 SH       SOLE                    97100
Tractor Supply Co.             COM              892356106    21532   389571 SH       SOLE                   389571
Trinity Industries Inc.        COM              896522109    57057  1412302 SH       SOLE                  1412302
URS Corporation                COM              903236107    53812  1281235 SH       SOLE                  1281235
Washington Federal Inc.        COM              938824109    40323  1738793 SH       SOLE                  1738793
Federal Home Loan Mtg. Pfd.F   PFD              313400863      283     7150 SH       SOLE                     7150
Cermaq ASA                     COM              R1536Z104     1147    85000 SH       SOLE                    85000